Consolidated Statements Of Income Consolidated Statements of Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Gain on disposal of assets, Tulsa Dynaspan, Inc. and Beaver Lake Concrete, Inc., before income taxes	$ 3,438,000	$ 0	$ 0